Nationwide International Index Fund Investment Objectives and Goals - Nationwide International Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide International Index Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide International Index Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index (“MSCI EAFE® Index”) as closely as possible before the deduction of Fund expenses.